KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS
October 31, 2024 (Unaudited)

COMMON STOCKS - 66.7%	Shares	Value
Aerospace & Defense - 3.3%
Lockheed Martin Corp.	4,980	$2,719,329

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. - Class B	5,180	694,431

Alternative Carriers - 3.8%
Liberty Global Ltd. - Class C (a)	154,049	3,176,490

Brewers - 2.9%
Molson Coors Beverage Co. - Class B	44,761	2,438,132

Consumer Finance - 0.5%
American Express Co.	1,480	399,718

Consumer Staples Merchandise Retail - 0.5%
Target Corp.	3,050	457,622

Food Retail - 2.9%
J. Sainsbury PLC - ADR	175,216	2,439,007

Gold - 8.8%
Agnico Eagle Mines Ltd./Mines Agnico Eagle Limitee	44,159	3,810,480
Barrick Gold Corp.	181,485	3,506,290
		7,316,770

Industrial Machinery & Supplies & Components - 0.8%
Dover Corp.	3,366	637,285

Integrated Oil & Gas - 10.6%
Equinor ASA - ADR	111,490	2,617,785
Exxon Mobil Corp.	8,923	1,042,028
Suncor Energy, Inc.	72,776	2,748,750
TotalEnergies SE - ADR	38,895	2,433,271
		8,841,834

Integrated Telecommunication Services - 3.3%
Verizon Communications, Inc.	64,606	2,721,851

Life & Health Insurance - 1.5%
Aflac, Inc.	11,514	1,206,552

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

COMMON STOCKS - 66.7% (CONTINUED)	Shares	Value
Life Sciences Tools & Services - 1.3%
Thermo Fisher Scientific, Inc.	2,003	$1,094,279

Multi-Sector Holdings - 0.8%
Berkshire Hathaway, Inc. - Class B (a)	1,393	628,131

Oil & Gas Equipment & Services - 3.4%
Oceaneering International, Inc. (a)	116,980	2,854,312

Oil & Gas Exploration & Production - 2.7%
Talos Energy, Inc. (a)	219,246	2,240,694

Packaged Foods & Meats - 5.8%
Cal-Maine Foods, Inc.	31,656	2,778,764
Lamb Weston Holdings, Inc.	26,357	2,047,675
		4,826,439

Personal Care Products - 3.2%
Unilever PLC - ADR	43,085	2,624,307

Pharmaceuticals - 1.7%
Johnson & Johnson	8,624	1,378,633

Semiconductors - 0.5%
Intel Corp.	19,199	413,162

Soft Drinks & Non-alcoholic Beverages - 0.9%
PepsiCo, Inc.	4,750	788,880

Tobacco - 3.4%
Philip Morris International, Inc.	21,317	2,828,766

Wireless Telecommunication Services - 3.3%
Vodafone Group PLC - ADR	294,717	2,732,027
TOTAL COMMON STOCKS (Cost $39,513,500)		55,458,651

EXCHANGE TRADED FUNDS - 28.4%
iShares 0-5 Year TIPS Bond ETF (b)	234,114	23,582,303
TOTAL EXCHANGE TRADED FUNDS (Cost $23,187,744)		23,582,303

KEATING ACTIVE ETF
SCHEDULE OF INVESTMENTS (CONTINUED)
October 31, 2024 (Unaudited)

REAL ESTATE INVESTMENT TRUSTS - 4.7%	Shares	Value
Equity Commonwealth (a)	147,051	$2,910,139
Weyerhaeuser Co.	31,180	971,569
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $3,677,620)		3,881,708

SHORT-TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
First American Government Obligations Fund - Class X, 4.78% (c)	170,234	170,234
TOTAL SHORT-TERM INVESTMENTS (Cost $170,234)		170,234

TOTAL INVESTMENTS - 100.0% (Cost $66,549,098)		$83,092,896
Other Assets in Excess of Liabilities - 0.0% (d)		33,715
TOTAL NET ASSETS - 100.0%		$83,126,611

Percentages are stated as a percent of net assets.

ADR - American Depositary Receipt
ASA - Advanced Subscription Agreement
PLC - Public Limited Company
SE - Societas Europeae

(a)	Non-income producing security.
(b)	Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.
(c)	The rate shown represents the 7-day effective yield as of October 31, 2024.
(d)	Represents less than 0.05% of net assets.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

KEATING ACTIVE ETF

Summary of Fair Value Disclosure as of October 31, 2024 (Unaudited)

Keating Active ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of October 31, 2024:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Assets
Common Stocks	$55,458,651	$—	$—	$55,458,651
Exchange Traded Funds	23,582,303	—	—	23,582,303
Real Estate Investment Trusts	3,881,708	—	—	3,881,708
Money Market Funds	170,234	—	—	170,234
Total Investments	$83,092,896	$—	$—	$83,092,896

Refer to the Schedule of Investments for additional information.

During the fiscal period ended October 31, 2024, the Fund did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.
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